CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (120,224)	$ (33,146)	$ (370,866)	$ (88,656)	$ (64,293)
Other comprehensive income:
Foreign currency translation adjustment, net of tax	(313)	0	239	0	0
Comprehensive loss	$ (120,537)	$ (33,146)	$ (370,627)	$ (88,656)	$ (64,293)